DUE FROM FACTOR (Details Narrative) - USD ($)		3 Months Ended	9 Months Ended
	May 28, 2024	Mar. 31, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Dispute, amount			$ 215,000
Semi Cab Inc [Member]
Accounts receivable				$ 494,000	$ 677,000
Accounts receivable rate, description		Factor remits 35% of the foreign and 75% of the domestic accounts receivable balance
Dispute, amount	$ 93,000
Minimum [Member] | Semi Cab Inc [Member]
Accounts receivable		$ 150,000
Advance fee, rate		2.75%
Maximum [Member] | Semi Cab Inc [Member]
Advance fee, rate		15.00%